RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Loan Balances with Related Parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Balance	$ 3,870,748	$ 4,060,187
Related Party Loan 1 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 3,839,459	4,047,119
Currency	USD
Terms	Unsecured, due on demand
Related Party Loan 1 [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Interest rate	12.00%
Related Party Loan 1 [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Interest rate	18.00%
Related Party Loan 2 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 18,546
Currency	Colombian Pesos
Interest rate	0.00%
Terms	Unsecured, due on demand
Related Party Loan 3 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 12,743	$ 13,068
Currency	Argentine Pesos
Interest rate	18.00%
Terms	Unsecured, due on demand